Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Class A Ordinary shares	Class B Ordinary shares	Additional paid-in capital	Statutory surplus reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total Paranovus Entertainment Technology Ltd. shareholders’ equity	Non- controlling interests	Total
Balance at Mar. 31, 2022	$ 33,502	$ 6,048	$ 53,871,226	$ 7,622,765	$ 12,285,281	$ 4,306,536	$ 78,125,358	$ (710,754)	$ 77,414,604
Balance (in Shares) at Mar. 31, 2022	67,004,583	12,095,100
Contribution from non-controlling shareholders								1,482,250	1,482,250
Net income (loss)					(19,369,453)		(19,369,453)	(3,369,230)	(22,738,683)
Foreign currency translation adjustments						(4,686,793)	(4,686,793)	80,764	(4,606,029)
Balance at Sep. 30, 2022	$ 33,502	$ 6,048	53,871,226	7,622,765	(7,084,172)	(380,257)	54,069,112	(2,516,970)	51,552,142
Balance (in Shares) at Sep. 30, 2022	67,004,583	12,095,100
Balance at Mar. 31, 2023	$ 77,177	$ 6,123	66,908,726	7,622,765	(59,453,593)	(402,119)	14,759,079	(886,008)	13,873,071
Balance (in Shares) at Mar. 31, 2023	7,724,675	612,255
Share cancellation	$ (10,000)		(1,990,000)				(2,000,000)		(2,000,000)
Share cancellation (in Shares)	(1,000,000)
Net income (loss)					8,195,770		8,195,770		8,195,770
Discontinued operations - disposal				(7,622,765)			(7,622,765)		(7,622,765)
Foreign currency translation adjustments						(2,654,669)	(2,654,669)	886,008	(1,768,661)
Balance at Sep. 30, 2023	$ 67,177	$ 6,123	$ 64,918,726		$ (51,257,823)	$ (3,056,788)	$ 10,677,415		$ 10,677,415
Balance (in Shares) at Sep. 30, 2023	6,724,675	612,255